ANNUAL
REPORT

[GRAPHIC OMITTED]
MAP ART

                                                            AUGUST 31, 2002

TEMPLETON CAPITAL
ACCUMULATOR FUND

[LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

[PHOTO OMITTED]
Gary P. Motyl

GARY P. MOTYL
PORTFOLIO MANAGER
TEMPLETON CAPITAL
ACCUMULATOR FUND

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON CAPITAL ACCUMULATOR FUND SEEKS LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS IN EQUITY SECURITIES AND DEBT OBLIGATIONS OF COMPANIES AND GOVERNMENTS OF ANY NATION.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report covers the fiscal year ended August 31, 2002. During the year under review, investors were faced with an onslaught of negative news and uncertainty. Con- cerns about global economic strength, corporate accounting fraud disclosures and conflicts of interest involving investment analysts, together with geopolitical problems in Asia, South America and the Middle East and the continuing threat of terrorist activity, contributed to negative investor sentiment and declining equity share prices. Within this environment, Templeton Capital Accumulator Fund posted a -13.38% cumulative total return for the one-year period ended August 31, 2002, as shown in the Performance Summary on page 5. During the same period, the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index, had a -16.09% total return for the same period.(1)

CONTENTS

Shareholder Letter .........  1

Performance Summary ........  5

Financial Highlights &
Statement of Investments ...  7

Financial Statements ....... 14

Notes to Financial
Statements ................. 17

Independent
Auditors' Report ........... 21

Tax Designation ............ 22

Board Members
and Officers ............... 23


[GRAPHIC OMITTED]
FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income

1. Source: Standard & Poor's Micropal. The unmanaged MSCI AC World Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 8.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
8/31/02

EUROPE            41.9%
NORTH AMERICA     30.1%
ASIA              15.3%
LATIN AMERICA      2.9%
AUSTRALIA &
NEW ZEALAND        2.5%
MID-EAST/AFRICA    0.7%
SHORT-TERM
INVESTMENTS &
OTHER NET ASSETS   6.6%

TOP 10 SECTORS/INDUSTRIES
8/31/02

                      % OF TOTAL
                      NET ASSETS
---------------------------------

OIL & GAS                    8.1%
DIVERSIFIED
TELECOMMUNICATION SERVICES   7.8%
BANKS                        7.3%
PHARMACEUTICALS              7.2%
INSURANCE                    5.9%
HOUSEHOLD DURABLES           5.1%
PAPER & FOREST PRODUCTS      3.9%
FOOD PRODUCTS                3.1%
METALS & MINING              3.1%
MACHINERY                    3.0%

During the 12-month period, we attempted to take advantage of the wide price swings that characterized the stock market, especially during the past several months. We established new positions in Target, the high-quality, U.S. retailing group; Atlas Copco, a leading Swedish industrial products company; and East Japan Railway, a large, Japanese transportation company that we believe could exhibit solid earnings growth over the next several years. On the sell side, we eliminated Clorox, the U.S. consumer products firm, following strong performance, and Akzo Nobel, a major Netherlands chemical and pharmaceutical company. We also sold Elan during the period because the Irish drug company experienced deteriorating fundamentals and a management shake-up.

In our opinion, uncertainties and stock price volatility may persist; however, we noticed some positive developments over the past few months, which we feel could have a beneficial effect on global stock markets in the future. The share price decline brought valuations for stocks in a number of indus- tries back to levels we believe represent bargains or at least fair value. In addition, we feel that consensus earnings estimates for the balance of 2002 and 2003 are now more in line with what will actually be reported than was the case 12 or even 6 months ago. We believe this should lessen the potential for negative earnings surprises and the resultant adverse impact on investor sentiment. Also, recent moves by the Securities and Exchange Commission and pressure from individual and institutional investors to demand greater accountability from corporate management and boards of directors should lead to higher confidence and a more positive environment for shareholders.

Near-term, we believe the investment outlook remains uncertain, clouded by a mixed picture for economic growth. Although the inflationary and interest rate situations appear benign, the prospects for a capital spending rebound--an important factor for economic growth -- seem mediocre, with some sectors looking decent while others, including telecommunications equipment, probably remaining moribund in our opinion. Significantly, it appears the consumer may determine whether U.S. gross domestic product growth snaps back convincingly, which we believe has broad implications for the overall global economy. Nonetheless, we feel that the longer-term outlook for the worldwide economy and global financial markets is positive. There is a cyclical element to the declines witnessed in economic activity and stock prices, and we believe at some point momentum will reverse to the upside. Recent volatility in global equity markets provided us with opportunities to invest in what we believe are bargain stocks. Time will tell if our assumptions were correct. Building stock valuation models over a five-year horizon is not easy, but this has always been our time frame. Templeton's value approach has historically worked well in assessing a company's risk/reward character, and we have structured the portfolio with a view to the future.

It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, the MSCI Mexico Free Index has increased 1,164% in

TOP 10 EQUITY HOLDINGS
8/31/02

COMPANY
SECTOR/INDUSTRY,               % OF TOTAL
COUNTRY                        NET ASSETS
-----------------------------------------

LG Electronics Inc.                 2.1%
HOUSEHOLD DURABLES,
SOUTH KOREA

Samsung Electronics Co. Ltd.        1.7%
SEMICONDUCTOR EQUIPMENT &
PRODUCTS, SOUTH KOREA

Abbott Laboratories                 1.7%
PHARMACEUTICALS, U.S.

Transcanada Pipelines Ltd.          1.6%
GAS UTILITIES, CANADA

Procter & Gamble Co.                1.5%
HOUSEHOLD PRODUCTS, U.S.

Unilever PLC                        1.5%
FOOD PRODUCTS, U.K.

E.ON AG                             1.4%
ELECTRIC UTILITIES, GERMANY

Mylan Laboratories Inc.             1.4%
PHARMACEUTICALS, U.S.

Shell Transport & Trading
CO. PLC, ADR                        1.4%
OIL & GAS, U.K.

Gehe AG                             1.3%
HEALTH CARE PROVIDERS
& SERVICES, GERMANY

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

the past 14 calendar years, but has suffered 7 quarterly declines of more than 15% during that time.(2) Although short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

Thank you for your participation in Templeton Capital Accumulator Fund. We welcome any comments or suggestions you may have, and we look forward to serving your investment needs in the years ahead.

Sincerely,


/s/GARY P. MOTYL

Gary P. Motyl
Portfolio Manager
Templeton Capital Accumulator Fund

2. Source: Standard & Poor's Micropal. Based on quarterly percentage total return change over 14 years ended 6/30/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures the total return of equity securities in Mexico. The index includes only securities available to foreign (non-local) investors.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 8/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF THE FUND'S OPERATING EXPENSES. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION

                                    CHANGE         8/31/02   8/31/01
--------------------------------------------------------------------
Net Asset Value (NAV)               -$1.56          $9.29    $10.85
DISTRIBUTIONS (9/1/01-8/31/02)
Dividend Income                     $0.1133


PERFORMANCE

                                     1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------
Cumulative Total Return(1)          -13.38%   10.44%    158.76%
Average Annual Total Return(2)      -13.38%    2.01%      9.97%
Value of $10,000 Investment(3)       $8,662  $11,044    $25,876
Avg. Ann. Total Return (9/30/02)(4) -13.70%   -2.08%      8.55%

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

Calculations do not include the effect of paying sales charges applicable to purchases of Fund shares through Templeton Capital Accumulator Plans, which may vary as discussed in the Plans' prospectus. For the first year of a Plan, these charges can amount to 50% of the total amount invested during the year. Total returns would have been lower if these charges had been applied. Please refer to the Templeton Capital Accumulation Plans' prospectus for information regarding applicable sales charges.

Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

For updated performance figures, please call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.                            5

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN ASSUMING REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. IT DOES NOT INCLUDE THE EFFECT OF PAYING SALES AND CREATION CHARGES APPLICABLE TO PURCHASES OF FUND SHARES THROUGH TEMPLETON CAPITAL ACCUMULATION PLANS, WHICH MAY VARY AS DISCUSSED IN THE PLANS' PROSPECTUS. FOR THE FIRST YEAR OF A PLAN, THESE CHARGES CAN AMOUNT TO 50% OF THE TOTAL AMOUNT INVESTED DURING THE YEAR. TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE CHARGES HAD BEEN APPLIED. PLEASE REFER TO THE TEMPLETON CAPITAL ACCUMULATION PLANS' PROSPECTUS FOR INFORMATION REGARDING APPLICABLE SALES CHARGES. THE UNMANAGED INDEX DIFFERS FROM THE FUND IN COMPOSITION, DOES NOT PAY MANAGEMENT FEES OR EXPENSES AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX
(CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                  TEMPLETON CAPITAL       MSCI AC WORLD
                   ACCUMULATOR FUND       FREE INDEX(5)      CPI(5)
                  -----------------       -------------      ------

          9/1/92      $10,000.00           $10,000.00     $10,000.00
         9/30/92       $9,973.00            $9,915.00     $10,028.00
        10/31/92       $9,855.00            $9,672.00     $10,063.00
        11/30/92       $9,976.00            $9,833.00     $10,077.00
        12/31/92      $10,274.00            $9,926.00     $10,070.00
         1/31/93      $10,406.00            $9,961.00     $10,119.00
         2/28/93      $10,762.00           $10,195.00     $10,155.00
         3/31/93      $11,231.00           $10,781.00     $10,190.00
         4/30/93      $11,503.00           $11,271.00     $10,219.00
         5/31/93      $11,916.00           $11,535.00     $10,233.00
         6/30/93      $11,841.00           $11,460.00     $10,248.00
         7/31/93      $12,048.00           $11,698.00     $10,248.00
         8/31/93      $12,911.00           $12,252.00     $10,276.00
         9/30/93      $12,892.00           $12,046.00     $10,298.00
        10/31/93      $13,531.00           $12,403.00     $10,340.00
        11/30/93      $13,177.00           $11,758.00     $10,347.00
        12/31/93      $14,335.00           $12,394.00     $10,347.00
         1/31/94      $15,391.00           $13,216.00     $10,375.00
         2/28/94      $15,083.00           $13,024.00     $10,411.00
         3/31/94      $14,412.00           $12,439.00     $10,446.00
         4/30/94      $14,585.00           $12,778.00     $10,461.00
         5/31/94      $14,757.00           $12,853.00     $10,468.00
         6/30/94      $14,306.00           $12,790.00     $10,503.00
         7/31/94      $14,949.00           $13,073.00     $10,532.00
         8/31/94      $15,554.00           $13,538.00     $10,574.00
         9/30/94      $15,256.00           $13,220.00     $10,603.00
        10/31/94      $15,450.00           $13,558.00     $10,610.00
        11/30/94      $14,893.00           $12,970.00     $10,624.00
        12/31/94      $14,720.00           $13,015.00     $10,624.00
         1/31/95      $14,447.00           $12,751.00     $10,666.00
         2/28/95      $14,760.00           $12,888.00     $10,709.00
         3/31/95      $14,982.00           $13,478.00     $10,744.00
         4/30/95      $15,376.00           $13,968.00     $10,780.00
         5/31/95      $15,850.00           $14,122.00     $10,801.00
         6/30/95      $15,981.00           $14,125.00     $10,823.00
         7/31/95      $16,495.00           $14,809.00     $10,823.00
         8/31/95      $16,082.00           $14,484.00     $10,851.00
         9/30/95      $16,455.00           $14,883.00     $10,873.00
        10/31/95      $16,060.00           $14,634.00     $10,909.00
        11/30/95      $16,398.00           $15,095.00     $10,901.00
        12/31/95      $16,899.00           $15,549.00     $10,893.00
         1/31/96      $17,260.00           $15,895.00     $10,958.00
         2/29/96      $17,518.00           $15,961.00     $10,993.00
         3/31/96      $17,786.00           $16,207.00     $11,050.00
         4/30/96      $18,570.00           $16,603.00     $11,093.00
         5/31/96      $18,797.00           $16,619.00     $11,114.00
         6/30/96      $18,817.00           $16,711.00     $11,121.00
         7/31/96      $18,157.00           $16,087.00     $11,142.00
         8/31/96      $18,735.00           $16,285.00     $11,163.00
         9/30/96      $19,003.00           $16,886.00     $11,199.00
        10/31/96      $19,278.00           $16,954.00     $11,234.00
        11/30/96      $20,279.00           $17,861.00     $11,256.00
        12/31/96      $20,781.00           $17,602.00     $11,256.00
         1/31/97      $21,187.00           $17,897.00     $11,292.00
         2/28/97      $21,315.00           $18,141.00     $11,327.00
         3/31/97      $21,379.00           $17,778.00     $11,355.00
         4/30/97      $21,379.00           $18,349.00     $11,369.00
         5/31/97      $22,511.00           $19,444.00     $11,362.00
         6/30/97      $23,622.00           $20,440.00     $11,376.00
         7/31/97      $24,647.00           $21,363.00     $11,389.00
         8/31/97      $23,430.00           $19,864.00     $11,411.00
         9/30/97      $25,160.00           $20,922.00     $11,439.00
        10/31/97      $23,292.00           $19,678.00     $11,468.00
        11/30/97      $23,072.00           $19,979.00     $11,461.00
        12/31/97      $23,100.00           $20,240.00     $11,447.00
         1/31/98      $23,278.00           $20,686.00     $11,469.00
         2/28/98      $24,971.00           $22,101.00     $11,491.00
         3/31/98      $26,374.00           $23,044.00     $11,513.00
         4/30/98      $26,619.00           $23,261.00     $11,534.00
         5/31/98      $26,174.00           $22,819.00     $11,554.00
         6/30/98      $25,751.00           $23,230.00     $11,568.00
         7/31/98      $25,795.00           $23,237.00     $11,582.00
         8/31/98      $21,585.00           $19,981.00     $11,596.00
         9/30/98      $21,362.00           $20,379.00     $11,610.00
        10/31/98      $23,274.00           $22,239.00     $11,638.00
        11/30/98      $24,705.00           $23,589.00     $11,638.00
        12/31/98      $25,083.00           $24,684.00     $11,631.00
         1/31/99      $25,106.00           $25,187.00     $11,659.00
         2/28/99      $24,777.00           $24,555.00     $11,673.00
         3/31/99      $26,001.00           $25,660.00     $11,708.00
         4/30/99      $28,377.00           $26,769.00     $11,793.00
         5/31/99      $27,389.00           $25,824.00     $11,793.00
         6/30/99      $28,942.00           $27,110.00     $11,793.00
         7/31/99      $28,754.00           $26,999.00     $11,828.00
         8/31/99      $28,495.00           $26,966.00     $11,857.00
         9/30/99      $27,601.00           $26,675.00     $11,914.00
        10/31/99      $28,223.00           $28,025.00     $11,935.00
        11/30/99      $29,664.00           $28,896.00     $11,942.00
        12/31/99      $32,408.00           $31,303.00     $11,942.00
         1/31/00      $30,991.00           $29,616.00     $11,978.00
         2/29/00      $31,687.00           $29,717.00     $12,049.00
         3/31/00      $32,732.00           $31,669.00     $12,148.00
         4/30/00      $31,388.00           $30,247.00     $12,155.00
         5/31/00      $31,040.00           $29,461.00     $12,170.00
         6/30/00      $32,259.00           $30,460.00     $12,233.00
         7/31/00      $32,010.00           $29,564.00     $12,261.00
         8/31/00      $33,179.00           $30,483.00     $12,261.00
         9/30/00      $31,637.00           $28,810.00     $12,325.00
        10/31/00      $31,344.00           $28,245.00     $12,346.00
        11/30/00      $30,829.00           $26,494.00     $12,353.00
        12/31/00      $32,214.00           $26,937.00     $12,346.00
         1/31/01      $32,765.00           $27,618.00     $12,423.00
         2/28/01      $31,911.00           $25,295.00     $12,473.00
         3/31/01      $29,901.00           $23,593.00     $12,502.00
         4/30/01      $31,415.00           $25,311.00     $12,552.00
         5/31/01      $31,415.00           $25,030.00     $12,608.00
         6/30/01      $30,782.00           $24,264.00     $12,630.00
         7/31/01      $30,507.00           $23,880.00     $12,594.00
         8/31/01      $29,874.00           $22,782.00     $12,594.00
         9/30/01      $26,239.00           $20,702.00     $12,651.00
        10/31/01      $26,902.00           $21,141.00     $12,608.00
        11/30/01      $28,794.00           $22,441.00     $12,587.00
        12/31/01      $29,302.00           $22,652.00     $12,538.00
         1/31/02      $28,466.00           $22,031.00     $12,566.00
         2/28/02      $28,745.00           $21,870.00     $12,617.00
         3/31/02      $30,221.00           $22,859.00     $12,687.00
         4/30/02      $29,915.00           $22,134.00     $12,758.00
         5/31/02      $30,332.00           $22,165.00     $12,758.00
         6/30/02      $28,828.00           $20,813.00     $12,766.00
         7/31/02      $25,987.00           $19,067.00     $12,780.00
         8/31/02      $25,876.00           $19,117.00     $12,822.00


AVERAGE ANNUAL TOTAL RETURN
                     8/31/02
----------------------------
1-Year               -13.38%
5-Year                 2.01%
10-Year                9.97%

5. Source: Standard & Poor's Micropal. The MSCI AC World Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in the developed and emerging markets globally.


6             Past performance does not guarantee future results.

TEMPLETON CAPITAL ACCUMULATOR FUND
FINANCIAL HIGHLIGHTS


                                                                            YEAR ENDED AUGUST 31,
                                                            -------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                            -------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $10.85    $13.34     $12.11     $9.69    $10.97
                                                            -------------------------------------------------
Income from investment operations:
 Net investment income ..................................       .12       .16        .16       .18       .18
 Net realized and unrealized gains (losses) .............     (1.57)    (1.45)      1.71      2.78     (1.00)
                                                            -------------------------------------------------
Total from investment operations ........................     (1.45)    (1.29)      1.87      2.96      (.82)
                                                            -------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.11)     (.16)      (.15)     (.18)     (.18)
 Net realized gains .....................................        --     (1.04)      (.49)     (.36)     (.28)
                                                            -------------------------------------------------
Total distributions .....................................      (.11)    (1.20)      (.64)     (.54)     (.46)
                                                            -------------------------------------------------
Net asset value, end of year ............................     $9.29    $10.85     $13.34    $12.11     $9.69
                                                            -------------------------------------------------
Total return ............................................  (13.38)%   (9.96)%    16.44%    32.01%    (7.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $354,042  $364,236   $370,029  $291,136  $191,913
Ratios to average net assets:
 Expenses ...............................................     1.11%     1.05%      1.03%     1.11%     1.00%
 Expenses, excluding waiver and payments by affiliate ...     1.11%     1.05%      1.03%     1.11%     1.09%
 Net investment income ..................................     1.13%     1.35%      1.24%     1.60%     1.77%
Portfolio turnover rate .................................    14.28%    22.37%     32.13%    13.96%    11.92%


+Based on average weighted shares outstanding effective year ended August 31, 1999.



                       See notes to financial statements.                      7

TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002

                                                                        COUNTRY      SHARES       VALUE
---------------------------------------------------------------------------------------------------------


 COMMON STOCKS 92.1%
 AEROSPACE & DEFENSE 1.8%
 BAE Systems PLC ................................................   United Kingdom   455,610  $ 2,156,650
 Embraer-Empresa Brasileira de Aeronautica SA, ADR ..............       Brazil       112,725    1,970,433
 Rolls-Royce PLC ................................................   United Kingdom 1,000,000    2,177,276
                                                                                              -----------
                                                                                                6,304,359
                                                                                              -----------
 AIR FREIGHT & COURIERS .8%
 Deutsche Post AG ...............................................       Germany      272,800    2,972,313
                                                                                              -----------
*AIRLINES .5%
 British Airways PLC ............................................   United Kingdom   748,000    1,758,775
                                                                                              -----------
 AUTO COMPONENTS 1.7%
 Goodyear Tire & Rubber Co. .....................................    United States   148,000    2,000,960
 Superior Industries International Inc. .........................    United States    85,000    4,086,800
                                                                                              -----------
                                                                                                6,087,760
                                                                                              -----------
 AUTOMOBILES 1.6%
 Ford Motor Co. .................................................    United States    83,956      988,162
 General Motors Corp. ...........................................    United States    25,000    1,196,500
 Volkswagen AG ..................................................       Germany       76,600    3,508,179
                                                                                              -----------
                                                                                                5,692,841
                                                                                              -----------
 BANKS 6.6%
 Australia & New Zealand Banking Group Ltd. .....................      Australia     200,000    2,088,819
*Banca Nazionale del Lavoro SpA .................................        Italy       925,000    1,333,507
 Bayerische Hypo-Und Vereinsbank AG (Austrian Listed) ...........       Germany       34,700      763,980
 Bayerische Hypo-Und Vereinsbank AG (Frankfurt Exchange) ........       Germany       50,000    1,078,770
 DBS Group Holdings Ltd. ........................................      Singapore     433,900    2,950,773
 Foreningssparbanken AB, A ......................................       Sweden       205,200    2,229,627
 ICICI Bank Ltd. ................................................        India       291,249      863,171
 ICICI Bank Ltd., ADR ...........................................        India       126,375      837,866
 Intesabci SpA ..................................................        Italy     1,155,000    2,820,444
 Kookmin Bank ...................................................     South Korea     78,694    3,679,523
 Nordea AB, FDR .................................................       Sweden       612,000    2,850,894
 San Paolo-IMI SpA ..............................................        Italy       240,000    1,993,567
                                                                                              -----------
                                                                                               23,490,941
                                                                                              -----------
*BIOTECHNOLOGY .3%
 CellTech Group PLC .............................................   United Kingdom   163,200      960,594
                                                                                              -----------
 CHEMICALS 2.9%
 BASF AG ........................................................       Germany       72,200    2,984,495
 Bayer AG, Br. ..................................................       Germany      100,000    2,373,294
 Clariant AG ....................................................     Switzerland    136,000    2,795,855
 Imperial Chemical Industries PLC ...............................   United Kingdom   490,909    1,934,551
 Monsanto Co. ...................................................    United States    15,409      283,063
                                                                                              -----------
                                                                                               10,371,258
                                                                                              -----------

8

TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)


                                                                         COUNTRY      SHARES       VALUE
----------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  COMMERCIAL SERVICES & SUPPLIES .5%
  Chubb PLC ......................................................   United Kingdom   790,000   $1,625,338
                                                                                               -----------
  COMMUNICATIONS EQUIPMENT .6%
  Alcatel SA .....................................................       France       128,105      650,777
  Motorola Inc. ..................................................    United States    90,000    1,080,000
 *Nortel Networks Corp. ..........................................       Canada       318,000      342,461
                                                                                               -----------
                                                                                                 2,073,238
                                                                                               -----------
  COMPUTERS & PERIPHERALS 1.7%
 *EMC Corp. ......................................................    United States   126,000      851,760
  Hewlett-Packard Co. ............................................    United States   213,700    2,869,991
  NEC Corp. ......................................................        Japan       400,000    2,230,000
                                                                                               -----------
                                                                                                 5,951,751
                                                                                               -----------
  CONSTRUCTION MATERIALS 1.0%
  Hanson PLC .....................................................   United Kingdom   557,581    3,406,984
                                                                                               -----------
  CONTAINERS & PACKAGING 1.3%
  Jefferson Smurfit Group PLC ....................................   United Kingdom 1,500,000    4,489,906
                                                                                               -----------
  DIVERSIFIED FINANCIALS 1.8%
  ING Groep NV ...................................................     Netherlands    143,000    3,121,744
  Nomura Holdings Inc. ...........................................        Japan       184,000    2,425,606
  Swire Pacific Ltd., A ..........................................      Hong Kong     170,000      769,364
  Swire Pacific Ltd., B ..........................................      Hong Kong     100,000       67,949
                                                                                               -----------
                                                                                                 6,384,663
                                                                                               -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 7.8%
  BCE Inc. .......................................................       Canada       242,200    4,409,282
  Cable & Wireless PLC ...........................................   United Kingdom 1,196,000    2,969,418
  Cia de Telecomunicaciones de Chile SA, ADR .....................        Chile       261,725    2,638,188
  KT Corp., ADR ..................................................     South Korea    105,800    2,402,718
  Nippon Telegraph & Telephone Corp. .............................        Japan           793    3,116,754
  SBC Communications Inc. ........................................    United States   175,200    4,334,448
 *Telefonica SA ..................................................        Spain       475,500    4,360,118
  Telefonos de Mexico SA de CV (Telmex), L, ADR ..................       Mexico       112,500    3,333,375
                                                                                               -----------
                                                                                                27,564,301
                                                                                               -----------
  ELECTRIC UTILITIES 2.9%
  E.ON AG ........................................................       Germany      100,000    5,129,060
  Endesa SA ......................................................        Spain        74,200      880,492
  Iberdrola SA, Br. ..............................................        Spain       202,000    2,605,033
  Korea Electric Power Corp. .....................................     South Korea     90,470    1,584,420
                                                                                               -----------
                                                                                                10,199,005
                                                                                               -----------

TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)


                                                                        COUNTRY      SHARES       VALUE
---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 ELECTRICAL EQUIPMENT .9%
*Alstom SA ......................................................       France       227,096   $1,679,256
*Alstom SA, 144A ................................................       France        45,688      337,839
 Kidde PLC ......................................................   United Kingdom 1,200,000    1,225,153
                                                                                              -----------
                                                                                                3,242,248
                                                                                              -----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
*Celestica Inc. .................................................       Canada        93,000    2,152,115
 Hitachi Ltd. ...................................................        Japan       317,000    1,692,414
                                                                                              -----------
                                                                                                3,844,529
                                                                                              -----------
 ENERGY EQUIPMENT & SERVICES .6%
 IHC Caland NV ..................................................     Netherlands     42,000    2,110,956
                                                                                              -----------
 FOOD & DRUG RETAILING .5%
 Safeway PLC ....................................................   United Kingdom   525,000    1,746,075
                                                                                              -----------
 FOOD PRODUCTS 3.1%
 Kikkoman Corp. .................................................        Japan       330,000    2,093,029
 Kraft Foods Inc., A ............................................    United States    94,000    3,738,380
 Unilever PLC ...................................................   United Kingdom   565,400    5,151,529
                                                                                              -----------
                                                                                               10,982,938
                                                                                              -----------
 GAS UTILITIES 1.6%
 TransCanada PipeLines Ltd. .....................................       Canada       376,776    5,591,259
                                                                                              -----------
 HEALTH CARE EQUIPMENT & SUPPLIES .6%
 Amersham PLC ...................................................   United Kingdom   234,215    2,067,774
                                                                                              -----------
 HEALTH CARE PROVIDERS & SERVICES 1.3%
 Gehe AG ........................................................       Germany      105,466    4,633,686
                                                                                              -----------
 HOUSEHOLD DURABLES 5.1%
 Electrolux AB, B ...............................................       Sweden       186,250    3,204,228
 Koninklijke Philips Electronics NV .............................     Netherlands    193,857    3,878,357
*LG Electronics Inc. ............................................     South Korea    198,000    7,396,481
 Sony Corp. .....................................................        Japan        85,200    3,715,127
                                                                                              -----------
                                                                                               18,194,193
                                                                                              -----------
 HOUSEHOLD PRODUCTS 1.5%
 Procter & Gamble Co. ...........................................    United States    61,700    5,469,705
                                                                                              -----------
 INDUSTRIAL CONGLOMERATES .4%
 Hutchison Whampoa Ltd. .........................................      Hong Kong     221,650    1,498,989
                                                                                              -----------
 INSURANCE 5.9%
 Ace Ltd. .......................................................       Bermuda      111,000    3,530,910
 American International Group Inc. ..............................    United States    43,240    2,715,472
 AXA SA .........................................................       France       178,712    2,448,421
 Muenchener Rueckversicherungs-Gesellschaft .....................       Germany       16,960    3,035,462
 Riunione Adriatica di Sicurta SpA ..............................        Italy       186,700    2,142,231


TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)


                                                                        COUNTRY      SHARES       VALUE
---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 INSURANCE (CONT.)
 Sompo Japan Insurance Inc. ......................................       Japan       510,000   $3,071,227
 Swiss Reinsurance Co. ...........................................    Switzerland     26,620    1,880,332
 XL Capital Ltd., A ..............................................      Bermuda       30,000    2,208,300
                                                                                              -----------
                                                                                               21,032,355
                                                                                              -----------
*INTERNET SOFTWARE & SERVICES .7%
 Check Point Software Technologies Ltd. ..........................      Israel       144,800    2,425,545
                                                                                              -----------
 MACHINERY 3.0%
*Atlas Copco AB, A ...............................................      Sweden        69,500    1,436,287
 Komatsu Ltd. ....................................................       Japan       771,000    2,620,613
 SIG Holding AG ..................................................    Switzerland     25,000    2,907,073
 Volvo AB, B .....................................................      Sweden       220,000    3,632,529
                                                                                              -----------
                                                                                               10,596,502
                                                                                              -----------
 MEDIA 1.1%
 United Business Media PLC .......................................  United Kingdom   291,666    1,285,866
 Wolters Kluwer NV ...............................................    Netherlands    135,000    2,414,875
                                                                                              -----------
                                                                                                3,700,741
                                                                                              -----------
 METALS & MINING 3.1%
 Alcan Inc. ......................................................      Canada       142,400    4,009,984
 BHP Billiton PLC ................................................     Australia     580,014    2,736,550
 Pechiney SA, A ..................................................      France        44,000    1,611,251
 WMC Ltd. ........................................................     Australia     600,000    2,538,311
                                                                                              -----------
                                                                                               10,896,096
                                                                                              -----------
 MULTI-UTILITIES .5%
 Suez SA .........................................................      France        75,000    1,721,864
                                                                                              -----------
 MULTILINE RETAIL 1.0%
 Hudsons Bay Co. .................................................      Canada        90,000      445,962
 Target Corp. ....................................................   United States    91,460    3,127,932
                                                                                              -----------
                                                                                                3,573,894
                                                                                              -----------
 OIL & GAS 8.1%
 Burlington Resources Inc. .......................................   United States    38,900    1,496,483
 ChevronTexaco Corp. .............................................   United States    50,820    3,894,336
 Eni SpA .........................................................       Italy       304,000    4,603,170
 Husky Energy Inc. ...............................................      Canada       245,000    2,611,763
 Norsk Hydro ASA .................................................      Norway        64,000    2,718,921
 Repsol YPF SA ...................................................       Spain       171,000    2,230,406
 Shell Transport & Trading Co. PLC, ADR ..........................  United Kingdom   120,000    4,869,600
 Sunoco Inc. .....................................................   United States    85,000    3,015,800
 Total Fina Elf SA, B ............................................      France        23,322    3,325,571
                                                                                              -----------
                                                                                               28,766,050
                                                                                              -----------


TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)


                                                                       COUNTRY      SHARES       VALUE
---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 PAPER & FOREST PRODUCTS 3.9%
 Boise Cascade Corp. ............................................    United States    72,000  $ 1,947,600
 Georgia-Pacific Corp. ..........................................    United States   144,000    3,031,200
 International Paper Co. ........................................    United States   109,000    4,103,850
 Norske Skogindustrier ASA, A ...................................       Norway       130,000    1,881,207
 Stora Enso OYJ, R (EUR/FIM Traded) .............................       Finland      140,400    1,550,392
 Stora Enso OYJ, R (SEK Traded) .................................       Finland      130,627    1,440,217
                                                                                              -----------
                                                                                               13,954,466
                                                                                              -----------
 PHARMACEUTICALS 7.2%
 Abbott Laboratories ............................................    United States   150,000    6,004,500
 Aventis SA .....................................................       France        76,000    4,475,718
 Bristol-Myers Squibb Co. .......................................    United States   114,500    2,856,775
 ICN Pharmaceuticals Inc. .......................................    United States   116,000    1,178,560
 Mylan Laboratories Inc. ........................................    United States   150,000    4,897,500
 Pharmacia Corp. ................................................    United States    90,330    3,947,421
*Shire Pharmaceuticals Group PLC ................................   United Kingdom   224,200    2,153,735
                                                                                              -----------
                                                                                               25,514,209
                                                                                              -----------
 REAL ESTATE .6%
 Cheung Kong Holdings Ltd. ......................................      Hong Kong     290,000    2,072,770
                                                                                              -----------
 ROAD & RAIL 1.7%
 Burlington Northern Santa Fe Corp. .............................    United States   113,000    3,249,880
 East Japan Railway Co. .........................................        Japan           420    2,019,145
 Stagecoach Group PLC ...........................................   United Kingdom 1,079,000      559,154
                                                                                              -----------
                                                                                                5,828,179
                                                                                              -----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.1%
*Agere Systems Inc., A ..........................................    United States   835,000    1,327,650
 Samsung Electronics Co. Ltd. ...................................     South Korea     22,300    6,141,104
                                                                                              -----------
                                                                                                7,468,754
                                                                                              -----------
*SOFTWARE .4%
 Synopsys Inc. ..................................................    United States    31,500    1,359,225
                                                                                              -----------
*SPECIALTY RETAIL .5%
 Toys R Us Inc. .................................................    United States   130,000    1,732,900
                                                                                              -----------
 TEXTILES & APPAREL .9%
 Hugo Boss AG ...................................................       Germany      108,000    1,064,452
 Kellwood Co. ...................................................    United States    90,500    2,255,260
                                                                                              -----------
                                                                                                3,319,712
                                                                                              -----------
*WIRELESS TELECOMMUNICATION SERVICES .9%
 AT&T Wireless Services Inc. ....................................    United States   500,000    2,470,000
 China Mobile (Hong Kong) Ltd. ..................................        China       281,000      776,358
                                                                                              -----------
                                                                                                3,246,358
                                                                                              -----------
 TOTAL COMMON STOCKS (COST $335,532,125) ........................                             325,925,999
                                                                                              -----------

12

TEMPLETON CAPITAL ACCUMULATOR FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)


                                                                         COUNTRY      SHARES       VALUE
--------------------------------------------------------------------------------------------------------------

 PREFERRED STOCKS 1.3%
 Banco Bradesco SA, ADR, pfd. .....................................     Brazil        72,000  $  1,213,200
 Banco Itau SA, pfd. ..............................................     Brazil    22,000,000     1,065,920
 Hugo Boss AG, pfd. ...............................................     Germany       90,000       970,893
 News Corp. Ltd., pfd. ............................................    Australia     312,000     1,354,295
                                                                                              ------------
 TOTAL PREFERRED STOCKS (COST $6,115,238)                                                        4,604,308
                                                                                              ------------
aSHORT TERM INVESTMENTS (COST $27,694,108) 7.8%
 Franklin Institutional Fiduciary Trust Money Market Portfolio ....  United States 27,694,108   27,694,108
                                                                                              ------------
 TOTAL INVESTMENTS (COST $369,341,471) 101.2% .....................                            358,224,415
 OTHER ASSETS, LESS LIABILITIES (1.2)% ............................                             (4,182,354)
                                                                                              ------------
 TOTAL NET ASSETS 100.0% ..........................................                           $354,042,061
                                                                                              ------------


     CURRENCY ABBREVIATIONS:

     EUR-- European Unit
     FIM-- Finnish Markka
     SEK-- Swedish Krona

    *Non-income producing.

    aThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc., an affiliate of Franklin Resources Inc.



                       See notes to financial statements.                     13

TEMPLETON CAPITAL ACCUMULATOR FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2002


Assets:
 Investments in securities, at value (cost $369,341,471) ............................................  $358,224,415
 Receivables:
  Investment securities sold ........................................................................       539,312
  Capital shares sold ...............................................................................        20,741
  Dividends .........................................................................................       813,144
                                                                                                       ------------
      Total assets ..................................................................................   359,597,612
                                                                                                       ------------
Liabilities:
 Payables:
  Investment securities purchased ...................................................................     5,105,089
  Capital shares redeemed ...........................................................................        76,304
  To affiliates .....................................................................................       284,611
 Accrued expenses ...................................................................................        89,547
                                                                                                       ------------
      Total liabilities .............................................................................     5,555,551
                                                                                                       ------------
Net assets, at value ................................................................................  $354,042,061
                                                                                                       ============
Net assets consist of:
 Undistributed net investment income ................................................................  $  3,474,272
 Net unrealized depreciation ........................................................................   (11,078,478)
 Accumulated net realized loss ......................................................................   (11,856,512)
 Beneficial shares ..................................................................................   373,502,779
                                                                                                       ------------
Net assets, at value ................................................................................  $354,042,061
                                                                                                       ============

Net asset value and maximum offering price per share ($354,042,061 / 38,098,052 shares outstanding) .         $9.29
                                                                                                       ============

14                          See notes to financial statements.

TEMPLETON CAPITAL ACCUMULATOR FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002


Dividend income (net of foreign taxes of $734,339) ..........................                $  8,261,561
                                                                                             ------------
Expenses:
 Management fees (Note 3) ...................................................    2,683,901
 Administrative fees (Note 3) ...............................................      527,893
 Distribution fees (Note 3) .................................................      369,795
 Custodian fees .............................................................       95,650
 Reports to shareholders ....................................................      364,000
 Professional fees ..........................................................       27,500
 Trustees' fees and expenses ................................................       20,800
 Other ......................................................................       15,050
                                                                               -----------
      Total expenses ........................................................                   4,104,589
                                                                                             ------------
           Net investment income ............................................                   4,156,972
                                                                                             ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...............................................................   (6,639,623)
  Foreign currency transactions .............................................      (29,774)
                                                                               -----------
      Net realized loss .....................................................                  (6,669,397)
Net unrealized appreciation (depreciation) on:
  Investments ...............................................................  (49,971,784)
  Translation of assets and liabilities denominated in foreign currencies ...       44,908
                                                                               -----------
      Net unrealized depreciation ...........................................                 (49,926,876)
                                                                                             ------------
Net realized and unrealized loss ............................................                 (56,596,273)
                                                                                             ------------
Net decrease in net assets resulting from operations ........................                $(52,439,301)
                                                                                             ============


                       See notes to financial statements.                     15

TEMPLETON CAPITAL ACCUMULATOR FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001


                                                                                   2002           2001
                                                                               ---------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................  $  4,156,972   $ 4,946,472
  Net realized loss from investments and foreign currency transactions ......    (6,669,397)     (656,190)
  Net unrealized depreciation on investments and translation of assets and
   liabilities denominated in foreign currencies ............................   (49,926,876)  (43,014,319)
                                                                               ---------------------------
      Net decrease in net assets resulting from operations ..................   (52,439,301)  (38,724,037)

Distributions to shareholders from:
 Net investment income ......................................................    (3,898,590)   (4,441,787)
 Net realized gains .........................................................            --   (29,742,031)
                                                                               ---------------------------
Total distributions to shareholders .........................................    (3,898,590)  (34,183,818)
Beneficial share transactions (Note 2) ......................................    46,144,060    67,115,043
      Net decrease in net assets ............................................   (10,193,831)   (5,792,812)

Net assets:
 Beginning of year ..........................................................   364,235,892   370,028,704
                                                                               ---------------------------
 End of year ................................................................  $354,042,061  $364,235,892
                                                                               ===========================
Undistributed net investment income included in net assets:
 End of year ................................................................  $  3,474,272  $  3,455,114
                                                                               ===========================

16                        See notes to financial statements.

TEMPLETON CAPITAL ACCUMULATOR FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Capital Accumulator Fund (the Fund, formerly Templeton Capital Accumulator Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Effective June 14, 2002, the Fund was reorganized from a Maryland corporation into a Delaware business trust. The reorganization had no effect on shares of the Fund or its investment portfolio. Shares of the Fund are offered to the general public only through Templeton Capital Accumulation Plans. The Fund seeks long term capital growth. Under normal market conditions, the Fund invests in equity securities and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON CAPITAL ACCUMULATOR FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

At August 31, 2002, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                                     YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------
                                                             2002                           2001
                                                 ---------------------------------------------------------
                                                     SHARES      AMOUNT            SHARES        AMOUNT
                                                 ---------------------------------------------------------
Shares sold ...................................    5,856,787  $ 59,954,071        5,231,811  $ 60,737,748
Shares issued on reinvestment of distributions       393,394     3,838,352        2,972,283    33,606,690
Shares redeemed ...............................   (1,722,844)  (17,648,363)      (2,365,330)  (27,229,395)
                                                 ---------------------------------------------------------
Net increase ..................................    4,527,337  $ 46,144,060        5,838,764  $ 67,115,043
                                                 =========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund.

TEMPLETON CAPITAL ACCUMULATOR FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        ---------------------------------------------------------------
        0.15%     First $200 million
        0.135%    Over $200 million, up to and including $700 million
        0.10%     Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion

The Fund reimburses Distributors up to a blended rate of .10% of average daily net assets per year attributable to Templeton Capital Accumulator Plan I and ..30% of average daily net assets per year attributable to Templeton Capital Accumulator Plan II, for costs incurred in marketing the Fund's shares. Under the distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2002, there were unreimbursed costs of $99,733. Distributors received net commissions from sales of the Fund's shares for the year of $340,265.

4. INCOME TAXES

At August 31, 2002, the cost of investments, net unrealized depreciation and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments ......................   $369,341,715
                                                              ------------
                 Unrealized appreciation ..................     50,898,040
                 Unrealized depreciation ..................    (62,015,340)
                                                              ------------
                 Net unrealized depreciation ..............   $(11,117,300)
                                                              ============
                 Distributable earnings - ordinary income .   $  3,474,272
                                                              ============

The tax character of distributions paid during the year ended August 31, 2002, was the same for financial statements and tax purposes.

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At August 31, 2002, the Fund had tax basis capital losses of $3,847,447, which may be carried over to offset future capital gains. Such losses expire in 2010.

TEMPLETON CAPITAL ACCUMULATOR FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. INCOME TAXES (CONT.)

At August 31, 2002, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2001 of $7,989,184 and $19,637, respectively. For tax purposes, such losses will be reflected in the year ending August 31, 2003.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2002 aggregated $85,934,980 and $49,393,640, respectively.

TEMPLETON CAPITAL ACCUMULATOR FUND
INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
TEMPLETON CAPITAL ACCUMULATOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Capital Accumulator Fund (the "Fund," formerly Templeton Capital Accumulator Fund, Inc.) at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

San Francisco, California
September 25, 2002

TEMPLETON CAPITAL ACCUMULATOR FUND
TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 43.50% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2002.

At August 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund to shareholders of record on October 17, 2002.

                                                 FOREIGN TAX    FOREIGN SOURCE
COUNTRY                                        PAID PER SHARE  INCOME PER SHARE
--------------------------------------------------------------------------------
Australia ..................................        $0.0000         $0.0021
Bermuda ....................................         0.0000          0.0015
Brazil .....................................         0.0010          0.0044
Canada .....................................         0.0019          0.0069
Finland ....................................         0.0004          0.0015
France .....................................         0.0010          0.0038
Germany ....................................         0.0024          0.0101
Hong Kong ..................................         0.0000          0.0019
India ......................................         0.0000          0.0132
Ireland ....................................         0.0000          0.0005
Italy ......................................         0.0012          0.0045
Japan ......................................         0.0007          0.0027
Mexico .....................................         0.0001          0.0012
Netherlands ................................         0.0013          0.0048
New Zealand ................................         0.0004          0.0013
Norway .....................................         0.0003          0.0011
Singapore ..................................         0.0005          0.0012
South Korea ................................         0.0010          0.0032
Spain ......................................         0.0007          0.0027
Sweden .....................................         0.0018          0.0065
Switzerland ................................         0.0004          0.0015
United Kingdom .............................         0.0034          0.0185
                                                 ----------------------------
TOTAL ......................................        $0.0185         $0.0951
                                                 ============================

In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS
                                                                         NUMBER OF
                                                                     PORTFOLIOS IN FUND
                                                    LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION     TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                  Trustee      Since 1992              132                Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                         company).
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (58)                 Trustee      Since 2000              16                 None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean
Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; and director of various other business and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)               Trustee      Since 1992             133                 None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)              Trustee      Since 1991              27                 None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-present); and FORMERLY, Chairman and Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and
Chairman of the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area)
(1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------

                                                                         NUMBER OF
                                                                     PORTFOLIOS IN FUND
                                                    LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION     TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)                  Trustee      Since 2000               81                 Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                          (exploration and refining of oil
Suite 2100                                                                                      and gas); Hercules Incorporated
Ft. Lauderdale, FL 33394-3091                                                                   (chemicals, fibers and resins);
                                                                                                Beverly Enterprises, Inc. (health
                                                                                                care); H.J. Heinz Company
                                                                                                (processed foods and allied
                                                                                                products); RTI International
                                                                                                Metals, Inc. (manufacture and
                                                                                                distribution of titanium); and
                                                                                                Canadian National Railway
                                                                                                (railroad).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the
Secretary and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)                 Trustee      Since 1990               21                  None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                Trustee      Since 1993              132                  Director, White Mountains
500 East Broward Blvd.                                                                          Insurance Group, Ltd. (holding
Suite 2100                                                                                      company); Martek Biosciences
Ft. Lauderdale, FL 33394-3091                                                                   Corporation; WorldCom, Inc.
                                                                                                (communications services);
                                                                                                MedImmune, Inc. (biotechnology);
                                                                                                Overstock.com (Internet services);
                                                                                                and Spacehab, Inc. (aerospace
                                                                                                services).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)                 Trustee      Since 1990               27                  None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and
FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President,
Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D.                        Trustee      Since 2000               17                  None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology
Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
                                                                           NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                      LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION       TIME SERVED        BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)               Trustee        Since 1993              62                Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                          (exploration and refining of oil
Suite 2100                                                                                      and gas); C2, Inc. (operating and
Ft. Lauderdale, FL 33394-3091                                                                   investment business); and H.J.
                                                                                                Heinz Company (processed foods and
                                                                                                allied products).


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets
Investments LDC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton
Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the
Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December
1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)             Trustee,        Trustee and            132                None
One Franklin Parkway                  Chairman of     Chairman of
San Mateo, CA 94403-1906              the Board and   the Board since
                                      Vice President  1995 and Vice
                                                      President since
                                                      1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of
47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES E. JOHNSON (46)             Trustee and     Trustee since           34                None
One Franklin Parkway                  Vice President  1992 and Vice
San Mateo, CA 94403-1906                              President since
                                                      1996


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 33 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                 Vice President   Since 1996         Not Applicable         None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                      LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION       TIME SERVED        BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (38)                Vice President  Since 2001        Not Applicable          None
PO Box N-7759
Lyford Cay, Nassau, Bahamas


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 17 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)                Vice President  Since 1991        Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources,
Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer,
Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                     Vice President  Since 2000        Not Applicable          None
One Franklin Parkway                   and Assistant
San Mateo, CA 94403-1906               Secretary



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)                  Vice President  Vice President    Not Applicable          None
One Franklin Parkway                   and Secretary   since 2000 and
San Mateo, CA 94403-1906                               Secretary since
                                                       1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 52 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                      LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION       TIME SERVED        BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (62)            Vice President   Since 1996       Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (62)                       Vice President   Since 1994       Not Applicable          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller,
Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)                 Vice President  Since May 2002    Not Applicable          Director, FTI Banque, Arch
600 5th Avenue                         - AML                                                     Chemicals, Inc. and Lingnan
Rockefeller Center                     Compliance                                                Foundation
New York, NY 10048-0772


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 40 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (50)                     President       Since 1994        Not Applicable          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Portfolio Manager, Templeton Investment Counsel, LLC; officer and/or director of other subsidiaries of
Franklin Resources, Inc.; and FORMERLY, Research Analyst and Portfolio Manager, Landmark First National Bank
(1979-1981); and Security Analyst, Standard & Poor's Corporation (1974-1979).
------------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)                Treasurer       Since 2000        Not Applicable          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc.
and of 18 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                       PORTFOLIOS IN FUND
                                                      LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION       TIME SERVED        BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                 Vice President  Since 2000          Not Applicable        None
One Franklin Parkway                   and Assistant
San Mateo, CA 94403-1906               Secretary



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until
2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies comprising the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc. Nicholas F. Brady is considered an interested person of the Trust under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors
Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr.
Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas.
In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100%
of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which
Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors.
Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a
private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of
Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund


GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)


TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust(9)


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

7. Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

[GRAPHIC OMITTED]             ONE FRANKLIN PARKWAY
FRANKLIN TEMPLETON LOGO ART   SAN MATEO, CA  94403-1906



ANNUAL REPORT
TEMPLETON CAPITAL ACCUMULATOR FUND

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Capital Accumulator Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

[GRAPHIC OMITTED]
RECYCLE LOGO ART
Printed on recycled paper

TCAP A2002 10/02